PROPERTY AND EQUIPMENT NET	12 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT NET
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

			Leasehold	Machinery	Computer	Furniture
	Land	Building	improvements	and equipment	equipment	and fixtures	Total
	$	$	$	$	$	$	$
Cost
As at June 30, 2022	403,226	1,045,735	1,950,551	318,457	151,979	411,492	4,281,440
Additions	-	7,773	749,917	-	-	4,247	761,937
Translation adjustment	27,524	28,637	(102,061)	8,749	9,101	38,239	10,189
Impairment charge	-	-	(1,320,102)	-	(26,308)	(21,030)	(1,367,440)
As at June 30, 2023	430,750	1,082,145	1,278,305	327,206	134,772	432,948	3,686,126
Additions (disposals)	-	-	-	-	-	-	-
Translation adjustment	14,543	28,593	24,999	11,046	-	-	79,181
As at June 30, 2024	445,293	1,110,738	1,303,304	338,252	134,772	432,948	3,765,307

Accumulated depreciation
As at June 30, 2022	-	(67,289)	(504,557)	(67,134)	(79,359)	(123,396)	(841,735)
Depreciation	-	(43,488)	(119,040)	(74,816)	(33,702)	(74,049)	(345,095)
Impairment charge	-	-	336,418	-	485	-	336,903
Translation adjustment	-	(1,337)	-	21,926	(3,260)	27,335	44,664
As at June 30, 2023	-	(112,114)	(287,179)	(120,024)	(115,836)	(170,110)	(805,263)
Depreciation	-	(43,992)	(119,040)	(66,983)	(14,352)	(74,232)	(318,599)
Translation adjustment	-	(4,221)	-	(4,719)	-	-	(8,940)
As at June 30, 2024	-	(160,327)	(406,219)	(191,726)	(130,188)	(244,342)	(1,132,802)

Net book value ($)
As at June 30, 2022	403,226	978,446	1,445,994	251,323	72,620	288,096	3,439,705
As at June 30, 2023	430,750	970,031	991,126	207,182	18,936	262,838	2,880,863
As at June 30, 2024	445,293	950,411	897,085	146,526	4,584	188,606	2,632,505

During the year ended June 30, 2024, the Company incurred a depreciation expense in the amount of $318,599 (June 30, 2023 – $345,095; June 30, 2022 – $345,188).

Impairment

During the year ended June 30, 2024, the Company incurred an impairment expense in the amount of $nil (June 30, 2023 – $1,030,537; June 30, 2022 – $211,774) in relation to its leasehold improvements, machinery and equipment, computer equipment, and furniture and fixtures in relation to the closure of its retail locations in Western Canada.

Oregon – Sale leaseback transaction

On August 4, 2021, the Company, through its wholly-owned subsidiary, Cordova OR Operations, LLC, sold all of its land, building, and construction-in-progress (the “Oregon Property”) for $2,726,680 (US $2,200,000) and entered into an agreement to lease the Oregon Property from the buyer (the “Lease”). The Lease allowed the Company to operate on the Oregon Property for ten years, and provides options for two subsequent ten-year renewal periods. Proceeds from the sale were used to retire debts related to the Oregon Property and to finance the planned expansion in Oregon.

The Lease was signed on July 20, 2021 and commenced on August 1, 2021. Certain amounts were placed in escrow by the buyer to allow the completion of the buildout, as disclosed in Note 6. There is no rent payable during the first three months of the Lease and subsequent payments amount to $27,267 (US $22,000) per month for the reminder of the first year, with annual payment escalators thereafter.